Schedule of inventories (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Inventory Disclosure [Abstract]
Raw materials	$ 635	$ 4,934	$ 6,171
Work in progress	258	2,002	2,070
Finished goods	588	4,566	5,847
Total inventories	$ 1,481	$ 11,502	$ 14,088